Consolidated Income Statement - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Shipping revenues	$ 355,052	$ 356,010	$ 365,114
Operating expenses
Voyage expenses	(113,301)	(65,349)	(68,864)
Vessel operating expenses	(72,431)	(61,855)	(59,795)
Depreciation and amortization	(96,758)	(84,340)	(78,698)
Reversal of impairment charges/(impairment charges)	(8,540)	(84,700)	0
Profit/(loss) on sale of vessel	(3,540)	138	(807)
General and administrative expense	(17,180)	(19,391)	(21,607)
Total operating expenses	(311,749)	(315,496)	(229,771)
Operating income	43,303	40,514	135,343
Share of profit from associated companies	802	649	467
Interest income	140	66	141
Interest expense	(40,109)	(35,070)	(33,637)
Fair value gain on derivative financial liabilities	2,154	3,235	3,603
Other financial income/(expense)	443	(40)	(487)
Profit before tax	6,733	9,354	105,430
Income tax expense	(131)	(95)	(128)
Profit for the year	6,602	9,260	105,302
Attributable to the owners of parent	$ 6,602	$ 9,260	$ 105,302
Basic net income per share	$ 0.05	$ 0.10	$ 1.13
Diluted net income per share	$ 0.05	$ 0.10	$ 1.04
Weighted average number of shares (basic)	124,536,338	93,382,757	92,793,154
Weighted average number of shares (diluted)	124,536,338	93,389,610	112,098,221